Related Parties (Tables)	12 Months Ended
Mar. 31, 2026
Related party transactions [abstract]
Summary of Transactions with Key Management Personnel
i)
Transactions with key management personnel

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Short-term employee benefits	605	520	198	46

Summary of Relationship with Related Parties

The Company’s relationship with related parties who had transactions with the Predecessor and the Successor are summarized as follows:

Related Party Name	Relationship to the Predecessor
Edgen Murray Pte. Ltd.	Controlled by ultimate controlling party*
Howco Metals Management Pte. Ltd.	Controlled by ultimate controlling party*
SC Tubular Solutions (B) Sdn. Bhd.	Controlled by ultimate controlling party*
SC Tubular Solutions Malaysia Sdn. Bhd.	Controlled by ultimate controlling party*
Sumitomo Corporation	Ultimate controlling party of the Predecessor*
Sumitomo Corporation Asia & Oceania Pte. Ltd.	Controlled by ultimate controlling party*
Sumitomo Corporation Capital Asia Pte. Ltd.	Controlled by ultimate controlling party*
Sumitomo Corporation Malaysia Sdn. Bhd.	Controlled by ultimate controlling party*
OMS Energy Technologies Pte. Ltd.	Controlled by ultimate controlling individual, Mr. How, the CEO of Successor

* These parties ceased to be the Successor’s related parties with effect from June 16, 2023, subsequent to OMSET PL acquiring 100% shares in OMS Holdings Pte. Ltd. from Sumitomo Corporation, the former shareholder.

Summary of Goods or Services Rendered to Related Parties

Goods or services rendered to related parties

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
SC Tubular Solutions (B) Sdn. Bhd.	—	—	—	560
Sumitomo Corporation Asia & Oceania Pte. Ltd.	—	—	—	395
SC Tubular Solutions Malaysia Sdn. Bhd.	—	—	—	260
Revenue – related parties	—	—	—	1,215

Summary of Goods or Services Provided by Related Parties

Goods or services provided by related parties

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Howco Metals Management Pte. Ltd.	—	—	—	23
SC Tubular Solutions Malaysia Sdn. Bhd.	—	—	—	49
Sumitomo Corporation	—	—	—	3
Cost of revenue – related parties	—	—	—	75

Summary of Other Income/(Expenses)

Other income/(expenses)

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Howco Metals Management Pte. Ltd.	—	—	—	38
Sumitomo Corporation	—	—	—	(9)
Other income, net – related parties	—	—	—	29

Summary of Finance Income

Finance income

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Sumitomo Corporation Capital Asia Pte. Ltd.	—	—	—	64
Sumitomo Corporation Malaysia Sdn. Bhd.	—	—	—	1
OMS Energy Technologies Pte. Ltd.	93	—	—	—
Finance income – related parties	93	—	—	65

Summary of Finance Cost

Finance cost

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Sumitomo Corporation Capital Asia Pte. Ltd.	—	—	—	162
Finance cost – related parties	—	—	—	162

Summary of Loan Due from a Related Party	Loan due from a related party

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
OMS Energy Technologies Pte. Ltd.	1,984	1,584
	1,984	1,584